FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details 3) - $ / shares		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Argentina, Pesos
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)		37.74	18.57	15.84	12.97
Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)		3.87	3.31	3.25	3.98
Chile, Pesos
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)		694.77	614.75	669.47	710.16
Colombia, Pesos
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)		3,239.45	2,984.77	3,000.25	3,183.00
Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)		0.87	0.83	0.95	0.92
Venezuelan bolivar fuerte
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)		0.00	3,345.00	673.76	198.7
Sovereign bolivar
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	[1]	3,299.12
Australia, Dollars
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)		1.42	1.28	1.38	1.37
Bolivia, Bolivianos
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)		6.86	6.86	6.86	6.85
Mexico, Pesos
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)		19.68	19.66	20.63	17.34
New Zealand, Dollars
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)		1.49	1.41	1.44	1.46
Peru, Nuevos Soles
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)		3.37	3.24	3.35	3.41
Uruguay, Pesos
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)		32.38	28.74	29.28	29.88

[1]	On August 20, 2018, in Venezuela there was a change of currency, five zeros were eliminated to simplify and the surname was changed to sovereign.